UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07642

Name of Fund: BlackRock MuniAssets Fund, Inc. (MUA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock MuniAssets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 11/30/2007

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock MuniAssets                                                   BLACKROCK
Fund, Inc. (MUA)

SEMI-ANNUAL REPORT
NOVEMBER 30, 2007 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
Financial Statements:
    Schedule of Investments ..............................................     5
    Statement of Assets and Liabilities ..................................    10
    Statement of Operations ..............................................    10
    Statements of Changes in Net Assets ..................................    11
Financial Highlights .....................................................    12
Notes to Financial Statements ............................................    13
Officers and Directors ...................................................    16
Additional Information ...................................................    17


2          BLACKROCK MUNIASSETS FUND, INC.          NOVEMBER 30, 2007

A Letter to Shareholders

Dear Shareholder

The November reporting period was fairly tumultuous for financial markets, culminating in mixed results for some of the major benchmark indexes:

Total Returns as of November 30, 2007                                                   6-month         12-month
================================================================================================================
U.S. equities (S&P 500 Index)                                                           -2.33%          + 7.72%
----------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                            -8.82           - 1.17
----------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                       +2.82           +17.30
----------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                                +5.32           + 6.05
----------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                          +2.40           + 2.71
----------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)        -2.84           + 3.01
----------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility throughout 2007, equity markets displayed surprising resilience. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets. Still, market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 3.97% by period-end, while prices correspondingly rose. Meanwhile, the tax-exempt bond market has been challenged by a combination of record-setting supply, economic uncertainty and concerns around the credit worthiness of bond insurers. This brought municipal bond prices to relatively attractive levels and, as such, demand generally held firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of November 30, 2007

Investment Objective

BlackRock MuniAssets Fund, Inc. (MUA) seeks to provide shareholders with current income exempt from federal income taxes by investing primarily in a portfolio of medium-to-lower grade or unrated municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

Fund Information

Symbol on New York Stock Exchange ..............................        MUA
Initial Offering Date ..........................................   June 25, 1993
Yield on Closing Market Price as of November 30, 2007 ($12.48)*        6.49%
Tax Equivalent Yield** .........................................       9.98%
Current Monthly Distribution per share of Common Stock*** ......      $ .0675
Current Annualized Distribution per share of Common Stock*** ...      $ .810
--------------------------------------------------------------------------------
* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
      Past performance does not guarantee future results.
**    Tax equivalent yield assumes the maximum federal tax rate of 35%.
***   The distribution is not constant and is subject to change.

The table below summarizes the changes in the Fund's market price and net asset value per share:

---------------------------------------------------------------------------------------------
                        11/30/07        5/31/07         Change          High            Low
---------------------------------------------------------------------------------------------
Market Price .........   $12.48          $15.29        (18.38%)        $15.31          $12.45
Net Asset Value ......   $13.36          $13.87         (3.68%)        $13.87          $13.29
---------------------------------------------------------------------------------------------

The following charts show the portfolio composition and credit quality allocations of the Fund's long-term investments:

Portfolio Composition

Sector                                           11/30/07                5/31/07
--------------------------------------------------------------------------------
Industrial & Pollution Control ................     27%                    31%
Hospital ......................................     26                     27
City, County, State ...........................     13                     13
Transportation ................................      9                      7
Tax Revenue ...................................      8                      8
Power .........................................      6                      3
Education .....................................      4                      6
Tobacco .......................................      3                      3
Housing .......................................      3                      1
Water & Sewer .................................      1                      1
--------------------------------------------------------------------------------

Credit Quality Allocations*

Credit Rating                                    11/30/07                5/31/07
--------------------------------------------------------------------------------
AAA/Aaa .......................................     13%                    10
AA/Aa .........................................      5                     --
A/A ...........................................      5                      3
BBB/Baa .......................................     17                     21
BB/Ba .........................................      9                      9
B/B ...........................................      4                      6
CCC/Caa .......................................      5                      6
CC/Ca .........................................      1                     --
NR (Not Rated) ................................     41                     45
--------------------------------------------------------------------------------
      *     Using the higher of S&P's or Moody's ratings.


4          BLACKROCK MUNIASSETS FUND, INC.          NOVEMBER 30, 2007

Schedule of Investments as of November 30, 2007 (Unaudited)       (in Thousands)

       Face
     Amount  Municipal Bonds                                            Value
===============================================================================
Alabama -- 0.6%
     $1,820  Tuscaloosa, Alabama, Special Care Facilities Financing
               Authority, Residential Care Facility Revenue Bonds
               (Capstone Village, Inc. Project), Series A, 5.875%
               due 8/01/2036                                            $ 1,760
===============================================================================
Alaska -- 0.4%
      1,015  Alaska Industrial Development and Export Authority
               Revenue Bonds (Williams Lynxs Alaska Cargoport),
               AMT, 7.80% due 5/01/2014                                   1,081
===============================================================================
Arizona -- 8.6%
             Coconino County, Arizona, Pollution Control
               Corporation Revenue Refunding Bonds (Tucson
               Electric Power -- Navajo), AMT:
      3,000        Series A, 7.125% due 10/01/2032                        3,064
      2,500        Series B, 7% due 10/01/2032                            2,553
      1,325  Maricopa County, Arizona, IDA, Education Revenue
               Bonds (Arizona Charter Schools Project 1), Series A,
               6.625% due 7/01/2020                                       1,295
      1,615  Maricopa County, Arizona, IDA, M/F Housing Revenue
               Bonds (Sun King Apartments Project), Series A,
               6.75% due 5/01/2031                                        1,629
      4,800  Phoenix, Arizona, IDA, Airport Facility, Revenue
               Refunding Bonds (America West Airlines Inc. Project),
               AMT, 6.30% due 4/01/2023                                   4,682
      1,420  Pima County, Arizona, IDA, Education Revenue Bonds
               (Arizona Charter Schools Project), Series E, 7.25%
               due 7/01/2031                                              1,512
             Pima County, Arizona, IDA, Education Revenue
               Refunding Bonds (Arizona Charter Schools Project II),
               Series A:
        415        6.75% due 7/01/2011 (b)                                  461
        675        6.75% due 7/01/2031                                      698
        500  Pima County, Arizona, IDA, Education Revenue
               Refunding Bonds (Arizona Charter Schools Project),
               Series O, 5.25% due 7/01/2031 467
             Salt Verde Financial Corporation, Arizona, Senior Gas
               Revenue Bonds:
      2,840        5% due 12/01/2032                                      2,738
      3,975        5% due 12/01/2037                                      3,808
      1,095  Show Low, Arizona, Improveme]nt District Number 5,
               Special Assessment Bonds, 6.375%
               due 1/01/2015                                              1,107
===============================================================================
California -- 2.6%
             California State, Various Purpose, GO:
      1,900        5.25% due 11/01/2025                                   2,007
      1,300        5.50% due 11/01/2033                                   1,381
      1,320  Fontana, California, Special Tax, Refunding
               (Community Facilities District Number 22 -- Sierra),
               6% due 9/01/2034                                           1,336
      2,585  Southern California Public Power Authority, Natural
               Gas Project Number 1 Revenue Bonds, Series A, 5%
               due 11/01/2029                                             2,514
===============================================================================
Colorado -- 4.9%
        650  Colorado Health Facilities Authority, Revenue
               Refunding Bonds (Christian Living Communities
               Project), Series A, 5.75% due 1/01/2026                      627
      1,805  Denver, Colorado, City and County Airport Revenue
               Bonds, AMT, Series D, 7.75% due 11/15/2013 (a)             2,034
             Elk Valley, Colorado, Public Improvement Revenue
               Bonds (Public Improvement Fee):
      1,430        Series A, 7.10% due 9/01/2014                          1,506
      2,095        Series A, 7.30% due 9/01/2022                          2,180
        275        Series B, 7.45% due 9/01/2031                            285
      1,760  North Range Metropolitan District Number 1, Colorado,
               GO, 7.25% due 12/15/2011 (b)                               1,989
             Plaza Metropolitan District Number 1, Colorado, Tax
               Allocation Revenue Bonds (Public Improvement Fees):
      2,850        8% due 12/01/2025                                      3,044
        525        8.125% due 12/01/2025                                    523
      1,170  Southlands Metropolitan District Number 1, Colorado,
               GO, 7.125% due 12/01/2014 (b)                              1,428
===============================================================================
Connecticut -- 3.6%
        680  Connecticut State Development Authority, Airport
               Facility Revenue Bonds (Learjet Inc. Project), AMT,
               7.95% due 4/01/2026                                          781
      3,490  Connecticut State Development Authority, IDR (AFCO
               Cargo BDL-LLC Project), AMT, 8% due 4/01/2030              3,686
      5,500  Connecticut State, HFA, Housing Mortgage Finance
               Program Revenue Bonds, AMT, Sub-Series A-2,
               5.15% due 5/15/2038                                        5,466
===============================================================================
Florida -- 10.7%
      1,130  Capital Projects Finance Authority, Florida, Continuing
               Care Retirement Revenue Bonds (Glenridge on
               Palmer Ranch), Series A, 8% due 6/01/2012 (b)              1,359
      1,180  Greater Orlando Aviation Authority, Florida, Airport
               Facilities Revenue Bonds (JetBlue Airways Corp.),
               AMT, 6.375% due 11/15/2026                                 1,162
      1,160  Halifax Hospital Medical Center, Florida, Hospital
               Revenue Refunding Bonds, Series A, 5%
               due 6/01/2038                                              1,107
        490  Harbor Bay, Florida, Community Development District,
               Capital Improvement Special Assessment Revenue
               Bonds, Series A, 7% due 5/01/2033                            520
      1,195  Highlands County, Florida, Health Facilities Authority,
               Hospital Revenue Bonds (Adventist Health System),
               Series C, 5.25% due 11/15/2036                             1,207
      2,000  Hillsborough County, Florida, IDA, Exempt Facilities
               Revenue Bonds (National Gypsum Company), AMT,
               Series A, 7.125% due 4/01/2030                             2,067

Portfolio Abbreviations

To simplify the listings of BlackRock MuniAssets Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT     Alternative Minimum Tax (subject to)
EDA     Economic Development Authority
EDR     Economic Development Revenue Bonds
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
VRDN    Variable Rate Demand Notes


          BLACKROCK MUNIASSETS FUND, INC.          NOVEMBER 30, 2007          5

Schedule of Investments (continued)                               (in Thousands)

       Face
     Amount  Municipal Bonds                                            Value
===============================================================================
Florida (concluded)
     $4,300  Hillsborough County, Florida, IDA, Hospital Revenue
               Bonds (Tampa General Hospital Project), 5%
               due 10/01/2036                                           $ 4,184
             Jacksonville, Florida, Economic Development
               Commission:
      1,000        Health Care Facilities, Revenue Refunding Bonds
                     (Florida Proton Therapy Institute), Series A, 6%
                     due 9/01/2017                                        1,017
      1,300        IDR (Gerdau Ameristeel US, Inc.), AMT, 5.30%
                     due 5/01/2037                                        1,173
      2,620  Lee County, Florida, IDA, IDR (Lee Charter Foundation),
               Series A, 5.375% due 6/15/2037                             2,342
      3,255  Midtown Miami, Florida, Community Development
               District, Special Assessment Revenue Bonds,
               Series A, 6.25% due 5/01/2037                              3,032
      2,295  Orlando, Florida, Urban Community Development
               District, Capital Improvement Special Assessment
               Bonds, Series A, 6.95% due 5/01/2011 (b)                   2,538
      3,040  Santa Rosa Bay Bridge Authority, Florida, Revenue
               Bonds, 6.25% due 7/01/2028                                 2,911
             Sarasota County, Florida, Health Facilities Authority,
               Retirement Facility Revenue Refunding Bonds
               (Village on the Isle Project):
        860        5.50% due 1/01/2027                                      826
        795        5.50% due 1/01/2032                                      744
      2,680  Tolomato Community Development District, Florida,
               Special Assessment Bonds, 6.65% due 5/01/2040              2,634
        900  Waterchase, Florida, Community Development District,
               Capital Improvement Revenue Bonds, Series A,
               6.70% due 5/01/2011 (b)                                      988
===============================================================================
Georgia -- 3.6%
             Atlanta, Georgia, Tax Allocation Bonds:
      3,000        (Atlantic Station Project), 7.90%
                     due 12/01/2011 (b)                                   3,535
        740        (Princeton Lakes Project), 5.50% due 1/01/2031           710
             Brunswick and Glynn County, Georgia, Development
               Authority, First Mortgage Revenue Bonds (Coastal
               Community Retirement Corporation Project), Series A (g):
      1,165        7.125% due 1/01/2025                                     884
      1,690        7.25% due 1/01/2035                                    1,271
      1,060  Fulton County, Georgia, Development Authority, PCR,
               Refunding (General Motors Corporation), VRDN,
               6.50% due 4/01/2010 (e)                                    1,060
      2,435  Rockdale County, Georgia, Development Authority
               Revenue Bonds (Visy Paper Project), AMT, Series A,
               6.125% due 1/01/2034                                       2,375
===============================================================================
Idaho -- 0.4%
      1,000  Idaho Health Facilities Authority, Revenue Refunding
               Bonds (Valley Vista Care Corporation), Series A,
               7.75% due 11/15/2016                                       1,095
===============================================================================
Illinois -- 5.8%
      2,630  Caseyville, Illinois, Senior Tax Increment Revenue
               Bonds (Forest Lakes Project), 7% due 12/30/2022            2,433
      4,140  Chicago, Illinois, O'Hare International Airport, Special
               Facility Revenue Refunding Bonds (American Airlines
               Inc. Project), 5.50% due 12/01/2030                        3,640
             Illinois State Finance Authority Revenue Bonds:
      2,950        (Clare At Water Tower Project), Series A, 6.125%
                     due 5/15/2038                                        2,908
        600        (Landing At Plymouth Place Project), Series A, 6%
                     due 5/15/2037                                          588
        685        (Primary Health Care Centers Program), 6.60%
                     due 7/01/2024                                          691
      1,070  Lincolnshire, Illinois, Special Service Area Number 1,
               Special Tax Bonds (Sedgebrook Project), 6.25%
               due 3/01/2034                                              1,089
      2,600  Lombard, Illinois, Public Facilities Corporation, First
               Tier Revenue Bonds (Conference Center and Hotel),
               Series A-1, 7.125% due 1/01/2036                           2,737
      1,165  Naperville, Illinois, IDR (General Motors Corporation),
               Refunding, VRDN, 6.50% due 12/01/2012 (e)                  1,165
        825  Village of Wheeling, Illinois, Revenue Bonds (North
               Milwaukee/Lake-Cook Tax Increment Financing (TIF)
               Redevelopment Project), 6% due 1/01/2025                     798
===============================================================================
Indiana -- 1.9%
      2,830  Indiana Health and Educational Facilities Financing
               Authority, Hospital Revenue Bonds (Community
               Foundation of Northwest Indiana), 5.50%
               due 3/01/2037                                              2,738
      1,200  Vanderburgh County, Indiana, Redevelopment
               Commission, Redevelopment District Tax Allocation
               Bonds, 5.25% due 2/01/2031                                 1,164
             Vigo County, Indiana, Hospital Authority Revenue
               Bonds (Union Hospital, Inc.):
        615        5.70% due 9/01/2037                                      572
        765        5.75% due 9/01/2042                                      702
===============================================================================
Iowa -- 0.9%
      2,180  Iowa Finance Authority, Health Care Facilities, Revenue
               Refunding Bonds (Care Initiatives Project), 9.25%
               due 7/01/2011 (b)                                          2,632
===============================================================================
Kansas -- 0.6%
      1,770  Wyandotte County, Kansas, Kansas City Unified
               Government Revenue Refunding Bonds (General
               Motors Corporation Project), 6% due 6/01/2025              1,700
===============================================================================
Kentucky -- 1.0%
      2,850  Kenton County, Kentucky, Airport Board, Special
               Facilities Revenue Bonds (Mesaba Aviation Inc.
               Project), AMT, Series A, 6.70% due 7/01/2029               2,751
===============================================================================
Louisiana -- 1.8%
      3,000  Louisiana Local Government Environmental Facilities
               and Community Development Authority Revenue
               Bonds (Westlake Chemical Corporation), 6.75%
               due 11/01/2032                                             2,993
      1,870  Louisiana Public Facilities Authority, Hospital Revenue
               Bonds (Franciscan Missionaries of Our Lady Health
               System, Inc.), Series A, 5.25% due 8/15/2036               1,876
===============================================================================



6          BLACKROCK MUNIASSETS FUND, INC.          NOVEMBER 30, 2007

Schedule of Investments (continued)                               (in Thousands)

       Face
     Amount  Municipal Bonds                                            Value
===============================================================================
Maryland -- 1.9%
     $1,855  Maryland State Economic Development Corporation
               Revenue Refunding Bonds (Baltimore Association
               for Retarded Citizens -- Health and Mental Hygiene
               Program), Series A, 7.75% due 3/01/2025                  $ 1,982
      1,500  Maryland State Energy Financing Administration,
               Limited Obligation Revenue Bonds (Cogeneration --
               AES Warrior Run), AMT, 7.40% due 9/01/2019                 1,504
             Maryland State Health and Higher Educational
               Facilities Authority Revenue Bonds:
      1,250        (King Farm Presbyterian Community), Series A,
                     5.30% due 1/01/2037                                  1,104
        590        (Washington Christian Academy), 5.50%
                     due 7/01/2038                                          567
===============================================================================
Massachusetts -- 1.1%
      1,150  Massachusetts State Health and Educational Facilities
               Authority Revenue Bonds (Jordan Hospital), Series E,
               6.75% due 10/01/2033                                       1,213
      1,945  Massachusetts State Health and Educational Facilities
               Authority, Revenue Refunding Bonds (Bay Cove
               Human Services Issue), Series A, 5.90%
               due 4/01/2028                                              1,924
===============================================================================
Michigan -- 1.2%
      1,635  Macomb County, Michigan, Hospital Finance Authority,
               Hospital Revenue Bonds (Mount Clemens General
               Hospital), Series B, 5.875% due 11/15/2034                 1,587
      1,740  Monroe County, Michigan, Hospital Financing Authority,
               Hospital Revenue Refunding Bonds (Mercy Memorial
               Hospital Corporation), 5.50% due 6/01/2035                 1,699
===============================================================================
Mississippi -- 0.4%
      1,335  Mississippi Business Finance Corporation Revenue
               Bonds (Northrop Grumman Ship System), 4.55%
               due 12/01/2028                                             1,224
===============================================================================
Missouri -- 0.8%
        920  Fenton, Missouri, Tax Increment Revenue Refunding
               and Improvement Bonds (Gravois Bluffs), 7%
               due 10/01/2011 (b)                                         1,049
      1,000  Kansas City, Missouri, IDA, First Mortgage Health
               Facilities Revenue Bonds (Bishop Spencer Place),
               Series A, 6.50% due 1/01/2035                              1,020
===============================================================================
Nevada -- 0.2%
        645  Clark County, Nevada, Improvement District Number
               142, Special Assessment Bonds, 6.375%
               due 8/01/2023                                                665
===============================================================================
New Hampshire -- 0.4%
      1,165  New Hampshire Health and Education Facilities
               Authority, Hospital Revenue Bonds (Catholic
               Medical Center), 5% due 7/01/2036                          1,086
===============================================================================
New Jersey -- 13.4%
             Camden County, New Jersey, Pollution Control
               Financing Authority, Solid Waste Resource Recovery,
               Revenue Refunding Bonds, AMT:
      9,000        Series A, 7.50% due 12/01/2010                         9,130
        345        Series B, 7.50% due 12/01/2009                           350
      3,065  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%
               due 6/15/2024                                              3,032
      2,500  New Jersey EDA, IDR, Refunding (Newark Airport
               Marriott Hotel), 7% due 10/01/2014                         2,572
             New Jersey EDA, Retirement Community Revenue
               Bonds, Series A (b):
      1,665        (Cedar Crest Village Inc. Facility), 7.25%
                     due 11/15/2011                                       1,912
      5,800        (Seabrook Village Inc.), 8.125%
                     due 11/15/2010                                       6,624
             New Jersey EDA, Special Facility Revenue Bonds
               (Continental Airlines Inc. Project), AMT:
      2,000        6.25% due 9/15/2019                                    1,946
      3,330        6.25% due 9/15/2029                                    3,189
      1,250        9% due 6/01/2033                                       1,400
      2,000  New Jersey Health Care Facilities Financing Authority
               Revenue Bonds (Pascack Valley Hospital Association),
               6.625% due 7/01/2036                                       1,088
      3,450  New Jersey State Transportation Trust Fund Authority,
               Transportation System Revenue Bonds, Series C,
               5.05% due 12/15/2035 (a)(f)                                  895
             Tobacco Settlement Financing Corporation of New
               Jersey, Asset-Backed Revenue Bonds:
      1,425        7% due 6/01/2013 (b)                                   1,680
      1,800        5.75% due 6/01/2032                                    1,949
      1,845  Tobacco Settlement Financing Corporation of New
               Jersey, Asset-Backed Revenue Refunding Bonds,
               Series 1A, 5% due 6/01/2041                                1,545
===============================================================================
New Mexico -- 0.9%
      2,500  Farmington, New Mexico, PCR, Refunding (Tucson
               Electric Power Company -- San Juan Project),
               Series A, 6.95% due 10/01/2020                             2,552
===============================================================================
New York -- 3.6%
      1,400  Dutchess County, New York, IDA, Civic Facility Revenue
               Refunding Bonds (Saint Francis Hospital), Series A,
               7.50% due 3/01/2029                                        1,505
             New York City, New York, City IDA, Civic Facility
               Revenue Bonds:
        510        Series C, 6.80% due 6/01/2028                            543
      1,515        (Special Needs Facilities Pooled Program),
                     Series C-1, 6.625% due 7/01/2029                     1,529
      2,400  New York City, New York, City IDA, Special Facility
               Revenue Bonds (British Airways Plc Project), AMT,
               7.625% due 12/01/2032                                      2,546
        870  New York Liberty Development Corporation Revenue
               Bonds (National Sports Museum Project), Series A,
               6.125% due 2/15/2019                                         874
      1,470  New York State Dormitory Authority, Non-State
               Supported Debt, Revenue Refunding Bonds (Mount
               Sinai-NYU Medical Center Health System), Series C,
               5.50% due 7/01/2026                                        1,479
      1,575  Westchester County, New York, IDA, Continuing Care
               Retirement, Mortgage Revenue Bonds (Kendal on
               Hudson Project), Series A, 6.50% due 1/01/2034             1,626
===============================================================================
North Carolina -- 0.6%
      1,500  North Carolina Medical Care Commission, Retirement
               Facilities, First Mortgage Revenue Bonds
               (Givens Estates Project), Series A, 6.50%
               due 7/01/2013 (b)                                          1,743
===============================================================================



          BLACKROCK MUNIASSETS FUND, INC.          NOVEMBER 30, 2007          7

Schedule of Investments (continued)                               (in Thousands)

       Face
     Amount  Municipal Bonds                                            Value
===============================================================================
Ohio -- 0.9%
     $1,915  Buckeye Tobacco Settlement Financing Authority, Ohio,
               Tobacco Settlement Asset-Backed Bonds,
               Series A-2, 6.50% due 6/01/2047                          $ 1,971
        500  Trumbull County, Ohio, Health Care Facilities Revenue
               Bonds (Shepherd of the Valley), VRDN,
               5.10% due 10/01/2031 (d)(e)                                  500
===============================================================================
Oklahoma -- 0.5%
      1,475  Oklahoma State Development Finance Authority,
               Revenue Refunding Bonds (Saint John Health System),
               5% due 2/15/2042                                           1,475
===============================================================================
Pennsylvania -- 7.9%
      3,015  Allegheny County, Pennsylvania, Hospital Development
               Authority, Health System Revenue Refunding Bonds
               (West Penn Allegheny Health System), Series A,
               5.375% due 11/15/2040                                      2,742
             Bucks County, Pennsylvania, IDA, Retirement
               Community Revenue Bonds (Ann's Choice Inc.),
               Series A:
        200        6.125% due 1/01/2025                                     204
      1,550        6.25% due 1/01/2035                                    1,577
      2,250  Hampton Township, Pennsylvania, School District, GO,
               Refunding, Series B, 4.25% due 8/15/2031 (c)               2,103
        900  Harrisburg, Pennsylvania, Authority, University Revenue
               Bonds (Harrisburg University of Science),
               Series B, 6% due 9/01/2036                                   896
      2,330  Montgomery County, Pennsylvania, IDA, Revenue Bonds
               (Whitemarsh Continuing Care Project),
               6.125% due 2/01/2028                                       2,355
      3,250  Pennsylvania Economic Development Financing
               Authority, Exempt Facilities Revenue Bonds
               (National Gypsum Company), AMT, Series A,
               6.25% due 11/01/2027                                       3,268
             Philadelphia, Pennsylvania, Authority for IDR:
      2,270        (Air Cargo), AMT, Series A, 7.50% due 1/01/2025        2,389
      6,440        Commercial Development, 7.75%
                     due 12/01/2017                                       6,449
===============================================================================
Rhode Island -- 1.0%
      2,495  Central Falls, Rhode Island, Detention Facility
               Corporation, Detention Facility, Revenue
               Refunding Bonds, 7.25% due 7/15/2035                       2,697
===============================================================================
South Carolina -- 1.4%
             Connector 2000 Association, Inc., South Carolina,
               Toll Road and Capital Appreciation Revenue Bonds,
               Senior-Series B (f):
      1,500        6.50% due 1/01/2009                                    1,392
      1,485        7.969% due 1/01/2014                                     838
      1,500  South Carolina Jobs, EDA, EDR (Westminster
               Presbyterian Center), 7.75% due 11/15/2010 (b)             1,713
===============================================================================
Tennessee -- 1.4%
      6,785  Knox County, Tennessee, Health, Educational and
               Housing Facilities Board, Hospital Facilities Revenue
               Refunding Bonds (Covenant Health), Series A,
               5.06% due 1/01/2040 (f)                                    1,186
             Shelby County, Tennessee, Health, Educational and
               Housing Facilities Board Revenue Bonds
               (Germantown Village):
        355        6.25% due 12/01/2034                                     311
      2,500        Series A, 7.25% due 12/01/2034                         2,485
===============================================================================
Texas -- 4.5%
      1,000  Austin, Texas, Convention Center Revenue Bonds
               (Convention Enterprises Inc.), First Tier, Series A,
               6.70% due 1/01/2011 (b)                                    1,100
      2,550  Brazos River Authority, Texas, PCR, Refunding
               (TXU Energy Company LLC Project), AMT, Series A,
               7.70% due 4/01/2033                                        2,654
      1,680  Brazos River Authority, Texas, Revenue Refunding
               Bonds (Reliant Energy Inc. Project), Series B,
               7.75% due 12/01/2018                                       1,732
      1,400  Houston, Texas, Health Facilities Development
               Corporation, Retirement Facility Revenue Bonds
               (Buckingham Senior Living Community), Series A,
               7.125% due 2/15/2014 (b)                                   1,686
        500  Kerrville, Texas, Health Facilities Development
               Corporation, Hospital Revenue Bonds (Sid
               Peterson Memorial Hospital Project), 5.375%
               due 8/15/2035                                                481
      3,190  Matagorda County, Texas, Navigation District Number 1,
               Revenue Refunding Bonds (Reliant Energy Inc.),
               Series C, 8% due 5/01/2029                                 3,282
      1,400  Tarrant County, Texas, Health Facilities Development
               Corporation, Hospital Revenue Refunding Bonds
               (Cumberland Rest, Inc. Project), VRDN, Series, 4.90%
               due 8/15/2032 (d)(e)                                       1,400
===============================================================================
Utah -- 0.6%
      1,660  Carbon County, Utah, Solid Waste Disposal, Revenue
               Refunding Bonds (Laidlaw Environmental), AMT,
               Series A, 7.45% due 7/01/2017                              1,696
===============================================================================
Virginia -- 6.5%
      1,465  Dulles Town Center, Virginia, Community Development
               Authority, Special Assessment Tax (Dulles Town
               Center Project), 6.25% due 3/01/2026                       1,491
             Fairfax County, Virginia, EDA, Residential Care
               Facilities,Mortgage Revenue Refunding Bonds
               (Goodwin House, Inc.):
        750        5.125% due 10/01/2037                                    702
        450        5.125% due 10/01/2042                                    415
        440  Farms of New Kent Community Development Authority,
               Virginia, Special Assessment Bonds, Series C,
               5.80% due 3/01/2036                                          412
        540  Lexington, Virginia, IDA, Residential Care Facility,
               Mortgage Revenue Refunding Bonds (Kendal at
               Lexington), Series A, 5.375% due 1/01/2028                   506
     48,400  Pocahontas Parkway Association, Virginia, Toll Road
               Revenue Bonds, Capital Appreciation, Senior
               Series B, 5.95% due 8/15/2008 (b)(f)                      12,514
      2,180  Tobacco Settlement Financing Corporation of Virginia,
               Revenue Refunding Bonds, Senior Series B-1,
               5% due 6/01/2047                                           1,807
===============================================================================
Washington -- 0.6%
      1,750  Washington State Housing Financing Commission,
               Nonprofit Revenue Bonds (Skyline at First Hill Project),
               Series A, 5.625% due 1/01/2038                             1,661
===============================================================================



8          BLACKROCK MUNIASSETS FUND, INC.          NOVEMBER 30, 2007

Schedule of Investments (concluded)                               (in Thousands)

       Face
     Amount  Municipal Bonds                                            Value
===============================================================================
Wisconsin -- 0.7%
     $1,855  Wisconsin State Health and Educational Facilities
               Authority Revenue Bonds (New Castle Place Project),
               Series A, 7% due 12/01/2031                             $  1,912
-------------------------------------------------------------------------------
U.S. Virgin Islands -- 1.1%
      3,000  Virgin Islands Government Refinery Facilities, Revenue
               Refunding Bonds (Hovensa Coker Project), AMT,
               6.50% due 7/01/2021                                        3,174
===============================================================================
Total Municipal Bonds (Cost -- $268,411) -- 99.0%                       275,069
===============================================================================

       Face
     Amount  Municipal Bonds Held in Trust (h)                          Value
===============================================================================
California -- 1.6%
     $4,290  San Jose, California, Airport Revenue Refunding
               Bonds, Series A, 5.50%, due 3/01/2032 (a)               $  4,505
-------------------------------------------------------------------------------
             Total Municipal Bonds Held in Trust
             (Cost -- $4,422) -- 1.6%                                     4,505
===============================================================================
Total Investments (Cost -- $272,833*) -- 100.6%                         279,574

Other Assets Less Liabilities -- 0.2%                                       519

Liability for Trust Certificates, Including Interest
Expense Payable -- (0.8%)                                                (2,162)
                                                                       --------
Net Assets -- 100.0%                                                   $277,931
                                                                       ========

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .............................................    $ 270,458
                                                                      =========
      Gross unrealized appreciation ..............................    $  12,967
      Gross unrealized depreciation ..............................       (5,996)
                                                                      ---------
      Net unrealized appreciation ................................    $   6,971
                                                                      =========
(a)   AMBAC Insured.
(b)   Prerefunded.
(c)   FSA Insured.
(d)   Radian Insured.
(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(f) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(g) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(h) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as a collateral in a financing transaction. See Note 1(c) to Financial Statements for details of municipal bonds held in trust.
o Investments in securities considered to be an affiliate of the Fund, for purposes of section 2(a)(3) of the Investment company Act of 1940, were as follows:

--------------------------------------------------------------------------------
                                                       Net              Dividend
Affiliate                                           Activity             Income
--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund          (9,410)               $67
--------------------------------------------------------------------------------

      See Notes to Financial Statements.


          BLACKROCK MUNIASSETS FUND, INC.          NOVEMBER 30, 2007          9

Statement of Assets and Liabilities

As of November 30, 2007 (Unaudited)

===============================================================================
Assets
-------------------------------------------------------------------------------
Investments in unaffiliated securities, at value
  (identified cost -- $272,832,762) ............................. $ 279,573,795
Cash ............................................................        50,022
Receivables:
  Interest ......................................................     4,877,170
  Securities sold ...............................................       220,000
Prepaid expenses ................................................         2,440
                                                                  -------------
Total assets ....................................................   284,723,427
                                                                  -------------
===============================================================================
Liabilities
-------------------------------------------------------------------------------
Trust certificates ..............................................     2,145,000
Payables:
  Securities purchased ..........................................     3,000,000
  Dividends to shareholders .....................................     1,404,111
  Investment adviser ............................................       133,858
  Interest expense ..............................................        16,902
  Other affiliates ..............................................         2,063
Accrued expenses ................................................        90,936
                                                                  -------------
Total liabilities ...............................................     6,792,870
                                                                  -------------
===============================================================================
Net Assets
-------------------------------------------------------------------------------
Net Assets ...................................................... $ 277,930,557
                                                                  =============
===============================================================================
Capital
-------------------------------------------------------------------------------
Common Stock, par value $.10 per share; 200,000,000 shares
  authorized; 20,801,646 shares issued and outstanding .......... $   2,080,165
Paid-in capital in excess of par ................................   302,084,853
Undistributed investment income -- net ..........................     1,876,917
Accumulated realized capital losses -- net ......................   (34,852,411)
Unrealized appreciation -- net ..................................     6,741,033
                                                                  -------------
Total capital -- Equivalent to $13.36 net asset value per share of Common Stock (market price -- $12.48) ...................... $ 277,930,557
                                                                  =============

See Notes to Financial Statements.


Statement of Operations

For the Six Months Ended November 30, 2007 (Unaudited)
===============================================================================
Investment Income
-------------------------------------------------------------------------------
Interest ........................................................ $   8,822,385
Dividends from affiliates .......................................        66,939
                                                                  -------------
Total income ....................................................     8,889,324
                                                                  -------------
===============================================================================
Expenses
-------------------------------------------------------------------------------
Investment advisory fees ........................................ $     782,874
Accounting services .............................................        55,674
Printing and shareholder reports ................................        24,218
Professional fees ...............................................        21,129
Interest expense and fees .......................................        17,902
Transfer agent fees .............................................        14,680
Pricing fees ....................................................        11,722
Directors' fees and expenses ....................................         9,990
Custodian fees ..................................................         9,293
Listing fees ....................................................         5,173
Other ...........................................................        20,113
                                                                  -------------
Total expenses before reimbursement .............................       972,768
Reimbursement of expenses .......................................        (3,811)
                                                                  -------------
Total expenses after reimbursement ..............................       968,957
                                                                  -------------
Investment income -- net ........................................     7,920,367
                                                                  -------------
===============================================================================
Realized & Unrealized Gain (Loss) -- Net
-------------------------------------------------------------------------------
Realized gain (loss) on:
  Investments -- net ............................................      (664,984)
  Forward interest rate swaps -- net ............................       127,102
Change in unrealized appreciation/depreciation on:
  Investments -- net ............................................    (9,449,016)
  Forward interest rate swaps -- net ............................        56,774
                                                                  -------------
Total realized and unrealized loss -- net .......................    (9,930,124)
                                                                  -------------
Net Decrease in Net Assets Resulting from Operations ............ $  (2,009,757)
                                                                  =============

See Notes to Financial Statements.


10          BLACKROCK MUNIASSETS FUND, INC.          NOVEMBER 30, 2007

Statements of Changes in Net Assets

                                                                                     For the Six
                                                                                     Months Ended        For the
                                                                                     November 30,       Year Ended
                                                                                         2007            May 31,
Increase (Decrease) in Net Assets:                                                   (Unaudited)           2007
===================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------
Investment income -- net .......................................................    $   7,920,367     $  16,973,304
Realized loss -- net ...........................................................         (537,882)       (5,079,543)
Change in unrealized appreciation/depreciation -- net ..........................       (9,392,242)        9,799,343
                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from operations ................       (2,009,757)       21,693,104
                                                                                    -------------------------------
===================================================================================================================
Dividends to Shareholders
-------------------------------------------------------------------------------------------------------------------
Investment income -- net .......................................................       (8,566,195)      (17,339,322)
                                                                                    -------------------------------
===================================================================================================================
Common Stock Transactions
-------------------------------------------------------------------------------------------------------------------
Value of shares issued to Common Stock shareholders in reinvestment of dividends        1,139,386         2,220,383
                                                                                    -------------------------------
===================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ........................................       (9,436,566)        6,574,165
Beginning of period ............................................................      287,367,123       280,792,958
                                                                                    -------------------------------
End of period* .................................................................    $ 277,930,557     $ 287,367,123
                                                                                    ===============================
    * Undistributed investment income -- net ...................................    $   1,876,917     $   2,522,745
                                                                                    ===============================

      See Notes to Financial Statements.


          BLACKROCK MUNIASSETS FUND, INC.          NOVEMBER 30, 2007          11

Financial Highlights

                                                   For the Six
                                                   Months Ended                           For the Year Ended
The following per share data and ratios            November 30,                                May 31,
have been derived from information                     2007        ----------------------------------------------------------------
provided in the financial statements.              (Unaudited)       2007          2006          2005          2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........    $  13.87       $  13.65      $  13.40      $  12.36      $  11.94      $  12.55
                                                    -------------------------------------------------------------------------------
Investment income -- net*** ....................         .38            .82           .81           .81           .83           .81
Realized and unrealized gain (loss) -- net .....        (.48)           .24           .27          1.04           .38          (.64)
                                                    -------------------------------------------------------------------------------
Total from investment operations ...............        (.10)          1.06          1.08          1.85          1.21           .17
                                                    -------------------------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net ...................        (.41)          (.84)         (.83)         (.81)         (.78)         (.78)
    Realized gain -- net .......................          --             --            --            --          (.01)           --
                                                    -------------------------------------------------------------------------------
Total dividends and distributions ..............        (.41)          (.84)         (.83)         (.81)         (.79)         (.78)
                                                    -------------------------------------------------------------------------------
Net asset value, end of period .................    $  13.36       $  13.87      $  13.65      $  13.40      $  12.36      $  11.94
                                                    ===============================================================================
Market price per share, end of period ..........    $  12.48       $  15.29      $  14.13      $  13.27      $  11.38      $  11.91
                                                    ===============================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .............        (.69%)+        7.72%         8.31%        15.65%        10.74%         1.61%
                                                    ===============================================================================
Based on market price per share ................      (15.85%)+       14.71%        13.22%        24.39%         2.22%         9.09%
                                                    ===============================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement and excluding
  interest expense and fees ....................         .67%*          .68%          .68%          .67%          .67%          .78%
                                                    ===============================================================================
Expenses, net of reimbursement .................         .68%*          .68%          .68%          .67%          .67%          .78%
                                                    ===============================================================================
Expenses .......................................         .68%*          .68%          .68%          .67%          .67%          .78%
                                                    ===============================================================================
Investment income -- net .......................        5.56%*         5.91%         5.97%         6.30%         6.71%         6.76%
                                                    ===============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .......    $277,931       $287,367      $280,793      $273,382      $252,203      $243,671
                                                    ===============================================================================
Portfolio turnover .............................          13%            25%           17%           20%           19%           27%
                                                    ===============================================================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Aggregate total investment return.

      See Notes to Financial Statements.


12          BLACKROCK MUNIASSETS FUND, INC.          NOVEMBER 30, 2007

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock MuniAssets Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. Actual results may differ from these estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange under the symbol MUA. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values as obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Directors. Such valuations and procedures are reviewed periodically by the Board of Directors of the Fund. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued by quoted fair values received daily by the Fund's pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund may write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward interest rate swaps -- The Fund may enter into forward interest rate swaps. In a forward interest rate swap, the Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. The value of the agreement is determined by quoted fair values received daily by the Fund from the counterparty. When the agreement is closed, the Fund records a realized gain or loss in an amount equal to the value of the agreement.

o Swaps -- The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks


          BLACKROCK MUNIASSETS FUND, INC.          NOVEMBER 30, 2007          13
      include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(c) Municipal bonds held in trust -- The Fund invests in leveraged residual certificates ("TOB Residuals") issued by tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity, into which the Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. The Fund's transfers of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," therefore the municipal securities deposited into a TOB are presented in the Fund's schedule of investments and the proceeds from the transaction are reported as a liability for trust certificates of the Fund. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At November 30, 2007, the aggregate value of the underlying municipal securities transferred to TOBs was $4,505,358, the related liability for trust certificates was $2,145,000 and the interest rate on the liability of trust certificates was 3.642%.

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund's investments in TOB Residuals likely will adversely affect the Fund's investment income -- net and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund's net asset value per share.

While the Fund's investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Fund to borrow money for purposes of making investments. The Fund's management believes that the Fund's restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(f) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(g) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended May 31, 2004 through May 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of


14          BLACKROCK MUNIASSETS FUND, INC.          NOVEMBER 30, 2007

Notes to Financial Statements (concluded)

FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .55% based upon the average daily value of the Fund's net assets. The Manager has agreed to reimburse its management fee by the amount of management fees the Fund pays to the Manager indirectly through its investments in Merrill Lynch Institutional Tax-Exempt Fund. For the six months ended November 30, 2007, the Manager reimbursed the Fund in the amount of $3,811.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC, an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Fund to the Manager.

For the six months ended November 30, 2007, the Fund reimbursed the Manager $2,759 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2007, were $48,430,956 and $36,165,561, respectively.

4. Common Stock Transactions:

At November 30, 2007, the Fund had one class of shares of Common Stock, par value $.10 per share, of which 200,000,000 shares were authorized.

Shares issued and outstanding during the six months ended November 30, 2007 and the year ended May 31, 2007, increased by 83,094 and 154,369, respectively, as a result of dividend reinvestment.

5. Capital Loss Carryforward:

On May 31, 2007, the Fund had a net capital loss carryforward of $34,375,204, of which $6,860,553 expires in 2008, $3,487,083 expires in 2009, $2,260,830 expires in 2010, $7,452,325 expires in 2011, $5,486,273 expires in 2012, $3,762,613 expires in 2013 and $5,065,527 expires in 2015. This amount will be available to offset like amounts of any future taxable gains.

6. Subsequent Event:

The Fund paid a tax-exempt income dividend to holders of Common Stock in the amount of $.067500 per share on December 31, 2007 to shareholders of record on December 14, 2007.


          BLACKROCK MUNIASSETS FUND, INC.          NOVEMBER 30, 2007          15

Officers and Directors

G. Nicholas Beckwith, III, Director
Richard E. Cavanagh, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Karen P. Robards, Director
Robert S. Salomon, Jr., Director
Roscoe S. Suddarth, Advisory Board Member
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Howard Surloff, Secretary
Brian P. Kindelan, Chief Compliance Officer
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer

Custodian

The Bank of New York Mellon
New York, NY 10286

Transfer Agent

The Bank of New York Mellon
New York, NY 10286

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036


16          BLACKROCK MUNIASSETS FUND, INC.          NOVEMBER 30, 2007

Additional Information

Proxy Results

During the six-month period ended November 30, 2007, the shareholders of BlackRock MuniAssets Fund, Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on August 16, 2007. This proposal was part of the reorganization of the Fund's Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

---------------------------------------------------------------------------------------------------
                                                                  Shares Voted      Shares Withheld
                                                                      For             From Voting
---------------------------------------------------------------------------------------------------
To elect the Fund's Directors:     G. Nicholas Beckwith, III       18,937,281           365,292
                                   Richard E. Cavanagh             18,937,281           365,292
                                   Richard S. Davis                18,937,281           365,292
                                   Kent Dixon                      18,933,247           369,326
                                   Frank J. Fabozzi                18,936,685           365,888
                                   Kathleen F. Feldstein           18,937,514           365,059
                                   James T. Flynn                  18,934,781           367,792
                                   Henry Gabbay                    18,934,781           367,792
                                   Jerrold B. Harris               18,934,781           367,792
                                   R. Glenn Hubbard                18,932,472           370,101
                                   W. Carl Kester                  18,935,348           367,225
                                   Karen P. Robards                18,943,074           359,499
                                   Robert S. Salomon, Jr.          18,927,525           375,048
---------------------------------------------------------------------------------------------------

About Inverse Floaters

As a part of its investment strategy, the Fund may invest in certain securities whose potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject the Fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed rate, tax-exempt securities. To the extent the Fund invests in inverse floaters, the market value of the Fund's portfolio and the net asset value of the Fund's shares may also be more volatile than if the Fund did not invest in these securities.

Swap Agreements

The Fund may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom the Fund has entered into a swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. The swap agreements in which the Fund may invest includes credit default swap agreements.


          BLACKROCK MUNIASSETS FUND, INC.          NOVEMBER 30, 2007          17

Dividend Policy

The Fund's dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month. The Fund's current accumulated but undistributed net investment income, if any, is disclosed in the Statement of Assets and Liabilities, which comprises part of the financial information included in this report.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements and annual and semi-annual reports by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.


18          BLACKROCK MUNIASSETS FUND, INC.          NOVEMBER 30, 2007

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


          BLACKROCK MUNIASSETS FUND, INC.          NOVEMBER 30, 2007          19

This report, including the financial information herein, is transmitted to shareholders of BlackRock MuniAssets Fund, Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

BlackRock MuniAssets Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                    #16716-11/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniAssets Fund, Inc.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Executive Officer of
    BlackRock MuniAssets Fund, Inc.

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniAssets Fund, Inc.

Date: January 16, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniAssets Fund, Inc.

Date: January 16, 2008